Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest And Finance Costs
	December 31,
	2014	2015	2016
Interest costs on long term debt	$261,137	$276,510	$235,182
Amortization and write off of financing fees (Note 2)	42,995	24,033	21,040
Discount on receivable from drilling contract	-	3,018	(2,821)
Capitalized borrowing costs (Note 2)	(37,342)	(26,055)	(28,265)
Commissions, commitment fees and other financial expenses	33,341	2,842	1,845
Total	$300,131	$280,348	$226,981